STOCK-BASED COMPENSATION - Stock options (Details) - Employee stock options		12 Months Ended
	Apr. 24, 2021	Dec. 31, 2025 CAD ($) Options $ / shares	Dec. 31, 2024 CAD ($) Options $ / shares	Dec. 31, 2021 shares
Share based compensation
Number of common shares that reserved for issuance to any one person under ESOP (in percentage)		5.00%
Number of common shares reserved for issuance | shares				38,700,000
Percentage of stock options vested within 30 days of grant date		25.00%
Vesting period		3 years
Number of stock options
Outstanding, beginning of year | Options		2,125,773	4,646,412
Granted during the year | Options		873,464	1,021,400
Exercised during the year | Options		(1,366,407)	(3,402,181)
Forfeited during the year | Options		(68,293)	(126,933)
Expired during the year | Options		(4,725)	(12,925)
Outstanding, end of year | Options		1,559,812	2,125,773
Options exercisable, end of year | Options		278,566	632,584
Weighted average exercise price
Options outstanding, beginning of year		$ 72.37	$ 77.54
Granted during the year		112.46	72.65
Exercised during the year		77.96	79.34
Forfeited during the year		90.26	76.81
Expired during the year		73.23	74.9
Options outstanding, end of year		89.13	72.37
Options exercisable, end of year		77.17	76.15
Average share price of common shares		$ 180.33	$ 94.89
Weighted average grant date fair value of stock options granted | $		$ 18.52	$ 13.85
Maximum
Share based compensation
Option term (expiration period)	5 years